Consolidated Investment Entities (Details) (USD $) In Millions, unless otherwise specified					3 Months Ended																																										12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 VIEs Corporate Loans	Jun. 30, 2012 Agreements to Sell Certain General Account Private Equity Limited Partnership Interest Holdings tranche	Mar. 31, 2012 Agreements to Sell Certain General Account Private Equity Limited Partnership Interest Holdings	Mar. 31, 2013 Consolidated investment entities Collateral fund	Dec. 31, 2012 Consolidated investment entities fund Collateral	Dec. 31, 2011 Consolidated investment entities Collateral fund	Mar. 31, 2013 Consolidated investment entities VOEs	Dec. 31, 2012 Consolidated investment entities VOEs	Dec. 31, 2011 Consolidated investment entities VOEs	Mar. 31, 2013 Consolidated investment entities VOEs Cash and cash equivalents	Dec. 31, 2012 Consolidated investment entities VOEs Cash and cash equivalents	Dec. 31, 2011 Consolidated investment entities VOEs Cash and cash equivalents	Mar. 31, 2013 Consolidated investment entities VOEs Limited Partnerships/Corporations	Dec. 31, 2012 Consolidated investment entities VOEs Limited Partnerships/Corporations	Dec. 31, 2011 Consolidated investment entities VOEs Limited Partnerships/Corporations	Mar. 31, 2013 Consolidated investment entities VOEs Other Assets	Dec. 31, 2012 Consolidated investment entities VOEs Other Assets	Dec. 31, 2011 Consolidated investment entities VOEs Other Assets	Mar. 31, 2013 Consolidated investment entities VOEs Other Liabilities	Dec. 31, 2012 Consolidated investment entities VOEs Other Liabilities	Dec. 31, 2011 Consolidated investment entities VOEs Other Liabilities	Mar. 31, 2013 Consolidated investment entities VIEs	Dec. 31, 2012 Consolidated investment entities VIEs	Dec. 31, 2011 Consolidated investment entities VIEs	Mar. 31, 2013 Consolidated investment entities VIEs Cash and cash equivalents	Dec. 31, 2012 Consolidated investment entities VIEs Cash and cash equivalents	Dec. 31, 2011 Consolidated investment entities VIEs Cash and cash equivalents	Mar. 31, 2013 Consolidated investment entities VIEs Corporate Loans	Dec. 31, 2012 Consolidated investment entities VIEs Corporate Loans	Dec. 31, 2011 Consolidated investment entities VIEs Corporate Loans	Mar. 31, 2013 Consolidated investment entities VIEs Collateralized Debt Obligations	Dec. 31, 2012 Consolidated investment entities VIEs Collateralized Debt Obligations	Dec. 31, 2011 Consolidated investment entities VIEs Collateralized Debt Obligations	Mar. 31, 2013 Consolidated investment entities VIEs Other Liabilities	Dec. 31, 2012 Consolidated investment entities VIEs Other Liabilities	Dec. 31, 2012 Karson Master Trust	Dec. 31, 2011 Karson Master Trust	Dec. 31, 2012 Securities Lenders	Dec. 31, 2011 Securities Lenders	Dec. 31, 2012 ING Bank	Dec. 31, 2011 ING Bank	Dec. 31, 2012 ING Bank Master Trust	Dec. 31, 2011 ING Bank Master Trust	Dec. 31, 2012 Discounted Cash Flow Valuation Technique [Member] Consolidated investment entities VIEs Collateralized Debt Obligations	Dec. 31, 2012 LIBOR Minimum Discounted Cash Flow Valuation Technique [Member] Consolidated investment entities VIEs Collateralized Debt Obligations	Dec. 31, 2012 LIBOR Maximum Discounted Cash Flow Valuation Technique [Member] Consolidated investment entities VIEs Collateralized Debt Obligations
Variable Interest Entity [Line Items]
Investments	$ 92,213.8	$ 95,487.6	$ 92,819.2				$ 606.9	$ 600.0	$ 1,200.0
Consolidated collateral loan obligations							10	9	5
Investments, carrying value						812.2
Gain (loss) on sale of investments					(91.9)
Sale transaction, number of tranches					2
Consolidated funds							35	35	27
Assets of consolidated investment entities							8,109.8	6,965.6	5,175.7	3,065.8	3,045.7	2,914.5	53.9	80.2	38.7	2,980.7	2,931.2	2,860.3	31.2	34.3	15.5				5,044.0	3,919.9	2,261.2	1,000.9	360.6	98.3	4,043.1	3,559.3	2,162.9
Liabilities of consolidated investment entities				510.9			5,252.8	4,121.8	2,256.6	293.8	292.4	199.5										293.8	292.4	199.5	4,959.0	3,829.4	2,057.1							4,448.1	3,829.4	2,057.1	510.9	0									3,829.4
Loaned securities, fair value																																							2,800.0	2,700.0					825.0	825.0
Letters of vredit and other liquidity obligations																																									$ 2,800.0	$ 2,700.0	$ 825.0	$ 1,200.0
Fair Value Inputs, Probability of Default																																															2.00%
Fair Value Inputs, Recovery Rate																																															70.00%
Fair Value Inputs, Prepayment Rate																																															20.00%
Fair Value Inputs, Discount Margin																																																1.36%	9.00%